Consolidated statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	2,279,920
Balance at Dec. 31, 2018	$ 22,799	$ 52,618,022	$ (9,102,266)	$ 43,538,555
Net income / (loss)	0	0	16,497	16,497
Dividends to Series B preferred shares	0	0	(1,748,981)	(1,748,981)
Preferred deemed dividend	$ 0	0	(185,665)	(185,665)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	24,710
Issuance of restricted shares for stock incentive award and share-based compensation	$ 247	184,552	0	184,799
Balance (in shares) at Dec. 31, 2019	2,304,630
Balance at Dec. 31, 2019	$ 23,046	52,802,574	(11,020,415)	41,805,205
Net income / (loss)	0	0	(5,877,861)	(5,877,861)
Dividends to Series B preferred shares	$ 0	0	(1,573,874)	(1,573,874)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	44,900
Issuance of restricted shares for stock incentive award and share-based compensation	$ 449	245,473	0	245,922
Shares forfeited (in shares)	(1,314)
Shares forfeited	$ (13)	13	0	0
Balance (in shares) at Dec. 31, 2020	2,348,216
Balance at Dec. 31, 2020	$ 23,482	53,048,060	(18,472,150)	34,599,392
Net income / (loss)	0	0	31,153,821	31,153,821
Dividends to Series B preferred shares	0	0	(1,085,902)	(1,085,902)
Preferred deemed dividend	$ 0	0	(665,287)	(665,287)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	49,650
Issuance of restricted shares for stock incentive award and share-based compensation	$ 497	230,147	0	230,644
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	341,017
Issuance of shares sold at the market (ATM), net of issuance costs	$ 3,410	9,739,649	0	9,743,059
Issuance of shares in connection with related party loan converted to equity (in shares)	180,308
Issuance of shares in connection with related party loan converted to equity	$ 1,803	4,945,851	0	4,947,654
Balance (in shares) at Dec. 31, 2021	2,919,191
Balance at Dec. 31, 2021	$ 29,192	$ 67,963,707	$ 10,930,482	$ 78,923,381